Investment Objectives and Goals	Jul. 29, 2026
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Large Cap Quality Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Large Cap Momentum Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Large Cap Value Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Large Cap Low Volatility Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation with lower volatility relative to the broad U.S. large cap equity market.
SEI QiM U.S. Equity Factor Allocation Active ETF | SEI QIM U.S. Equity Factor Allocation Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Equity Factor Allocation Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term growth of capital and income.
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Capital appreciation.
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI DBi Multi-Strategy Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.